Offerings	Sep. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% Notes due 2029
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	998.69
Maximum Aggregate Offering Price	$ 499,345,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,959.54
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on form S-3 (File No. 333-287650) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Notes due 2033
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	998.44
Maximum Aggregate Offering Price	$ 499,220,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,942.28
Offering Note	See Offering Note 1.